Assets and liabilities held for sale - Summary of major classes of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Total assets	$ 7,191	$ 17,795	$ 180,452
Liabilities
Total liabilities	8,905	9,173	36,529
Held-for-sale, not discontinued operations
Assets
Inventories, net	0	509
Total current assets	0	509
Property, plant and equipment, net	0	4,002
Right-of-use assets, finance lease, net	0	68
Total non-current assets	0	4,070
Total assets	0	4,579	105,275
Liabilities
Lease liabilities, finance - current	0	84
Lease liabilities, operating - current	434	368
Total current liabilities	434	452
Lease liabilities, operating - net of current	0	434
Total non-current liabilities	0	434
Total liabilities	$ 434	$ 886	$ 17,315